Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2026
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives of Property and Equipment	Depreciation is provided using the straight-line method based on the estimated useful life. The estimated useful lives of property and equipment are as follows:

Office equipment	5 years
Furniture and fixture	5 years
Motor vehicle	5 years

Schedule of Exchange Rates Consolidated Financial Statements

The following table outlines the exchange rates between HK$ and US$ that are used in preparing these unaudited condensed consolidated financial statements:

	As of
	June 30, 2026	December 31, 2025
Year-end spot rate	7.8420	7.7833

	For the six months ended June 30,
	2026	2025	2024
Average rate	7.8243	7.7917	7.8191

Schedule of Assets Measured at Fair Value on a Recurring Basis

As of June 30, 2026 and December 31, 2025, the Group held certain assets that are required to be measured at fair value on a recurring basis:

Assets measured at fair value on a recurring basis	Fair value hierarchy	Fair value as of June 30, 2026
Restricted digital assets - Bitcoin	Level 1	$1,758,924
Digital assets – USDT and USDC	Level 1	452,628
Investment in equity securities, current - DV8 Public Company Limited	Level 1	17,175,112
Investment in equity securities, non-current - ASP LLC portfolio	Net asset value as a practical expedient	$5,185,711

Assets measured at fair value on a recurring basis	Fair value hierarchy	Fair value as of December 31, 2025
Digital assets - Bitcoin	Level 1	$2,625,574
Digital assets - USDT	Level 1	77,369
Investment in equity securities, current - DV8 Public Company Limited	Level 1	17,619,921
Investment in equity securities, non-current - ASP LLC portfolio	Net asset value as a practical expedient	$3,477,900